PRINCIPAL ACCOUNTING POLICIES (Cash, cash equivalents and restricted cash) (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalent	¥ 7,481,678,114	$ 1,146,617,335	¥ 5,653,853,691
Restricted cash	593,093,671	90,895,582	576,546,098
Cash and cash equivalents included in held-for-sale assets			43,558,640
Total	¥ 8,074,771,785	$ 1,237,512,917	¥ 6,273,958,429	$ 961,526,196	¥ 3,482,027,573	¥ 2,761,374,804